Financial Instruments - Summary of Carrying Amounts of Canadian Dollar Denominated Monetary Assets and Monetary Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Monetary assets
Cash and cash equivalents	$ 192,683	$ 103,986	$ 75,767
Accounts receivable	5,883	7,138
Long-term investments - common shares held	196,241	309,757	$ 164,753
Long-term investments - warrants held	3,637
Convertible note receivable	11,353	21,856
Other long-term assets	13,242	15,448
Monetary liabilities
Accounts payable and accrued liabilities	13,023	11,794
Lease Liability	3,637	4,252
Pension liability	1,670	810
Currency risk [member]
Monetary assets
Cash and cash equivalents	5,041	4,148
Accounts receivable	71	2,519
Long-term investments - common shares held	195,816	309,757
Long-term investments - warrants held	3,637
Convertible note receivable	11,353	11,837
Non-revolving term loan	813	431
Other long-term assets	3,519	3,450
Total Canadian dollar denominated monetary assets	220,250	332,142
Monetary liabilities
Accounts payable and accrued liabilities	8,011	6,059
Performance share units	23,405	15,423
Lease Liability	2,403	2,748
Pension liability	1,670	810
Total Canadian dollar denominated monetary liabilities	$ 35,489	$ 25,040